Equity (Details)						1 Months Ended	12 Months Ended
	Sep. 30, 2024 HKD ($) $ / shares shares	Apr. 26, 2024 shares	Jan. 26, 2024 HKD ($) shares	Jan. 26, 2024 USD ($) $ / shares shares	Apr. 29, 2021 HKD ($) shares	Jan. 31, 2024 $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($)	Sep. 30, 2024 USD ($) shares	Jun. 20, 2023 $ / shares shares	Feb. 27, 2023 shares	Apr. 16, 2021 shares	Mar. 11, 2021 shares
Equity [Line Items]
Authorized share capital (in Dollars) | $	$ 7,500,000						$ 7,500,000
Ordinary shares	750,000,000						750,000,000		750,000,000		750,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.01						$ 0.01		$ 0.01
Ordinary shares issued	13,647,500						13,647,500		12,000,000		13,647,500
Net proceeds from IPO (in Dollars)							$ 24,299,197	$ 3,125,982
Exercise price of warrants (in Dollars per share) | $ / shares						$ 4
Warrant issuance amount (in Dollars) | $											$ 116,815
Subscription Agreement [Member]
Equity [Line Items]
Aggregate shares					50
Cash consideration (in Dollars) | $					$ 160,000
Total amount received (in Dollars) | $					$ 8,000,000
Service Agreement [Member] | Market Research Consultancy Services [Member]
Equity [Line Items]
Number of shares issued to service provider		397,500
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.01
Ordinary shares issued												11,990,000	9,000	949	1
Warrant [Member]
Equity [Line Items]
Number of shares issued upon initial public offering						62,500
Warrants exercised and issued
Fair value of warrants (in Dollars) | $
IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 4
Number of shares issued upon initial public offering			1,250,000	1,250,000
Price per share (in Dollars per share) | $ / shares				$ 4
Gross proceed of IPO before expense (in Dollars) | $				$ 5,000,000
Total gross proceed after deducting on expenses (in Dollars) | $				$ 14,713,303
Net proceeds from IPO (in Dollars) | $			$ 24,286,697
Over-Allotment Option [Member]
Equity [Line Items]
Additional ordinary shares			187,500	187,500